Annual Fund Operating Expenses - Nationwide Geneva Small Cap Growth Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.20%
Class C Shares
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.92%
Class R6 Shares
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.84%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.96%